ROYALTY, STREAM, AND OTHER INTERESTS - Disclosure of detailed information about royalty interests and deferred acquisition costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Royalty Interests and Deferred Acquisition Costs [Line Items]
Beginning balance	$ 255,302	$ 257,824
Côté-Gosselin acquisition	2,437
Depletion	(2,240)	(2,509)
Reclassifications and other	(346)	(13)
Ending balance	255,153	255,302
Historical cost	272,211
Accumulated depletion and impairments	(17,058)
Producing Assets [Member]
Disclosure of Royalty Interests and Deferred Acquisition Costs [Line Items]
Beginning balance	26,014	17,531
Côté-Gosselin acquisition	0
Depletion	(2,240)	(2,509)
Reclassifications and other	1,785	10,992
Ending balance	25,559	26,014
Historical cost	37,796
Accumulated depletion and impairments	(12,237)
Development Assets [Member]
Disclosure of Royalty Interests and Deferred Acquisition Costs [Line Items]
Beginning balance	221,484	232,476
Côté-Gosselin acquisition	2,437
Depletion	0	0
Reclassifications and other	(1,785)	(10,992)
Ending balance	222,136	221,484
Historical cost	226,908
Accumulated depletion and impairments	(4,772)
Exploration Assets [Member]
Disclosure of Royalty Interests and Deferred Acquisition Costs [Line Items]
Beginning balance	7,804	7,817
Côté-Gosselin acquisition	0
Depletion	0	0
Reclassifications and other	(346)	(13)
Ending balance	7,458	$ 7,804
Historical cost	7,507
Accumulated depletion and impairments	$ (49)